Real Estate Properties - FPO Assets and Liabilities (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 02, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Total Purchase Price:
Acquisition related costs		$ 0	$ (1,191)	$ (811)
Acquired net working capital		(1,596)	0	0
Purchase Price Allocation:
Land			14,790
Acquired net working capital		$ (1,596)	$ 0	$ 0
First Potomac Realty Trust
Total Purchase Price:
Cash consideration	$ 1,175,140
Acquisition related costs	9,575
Total cash consideration	1,184,715
Preferred units of limited partnership issued	20,221
Acquired net working capital	(1,596)
Assumed mortgage notes	167,548
Non-cash portion of purchase price	186,173
Gross purchase price	1,370,888
Purchase Price Allocation:
Land	360,909
Buildings and improvements	681,340
Acquired real estate leases	283,498
Investment in unconsolidated joint ventures	51,305
Cash	11,191
Restricted cash	1,018
Rents receivable	2,672
Other assets	3,640
Total assets	1,426,694
Mortgage notes payable	(167,936)
Assumed real estate lease obligations	(5,776)
Accounts payable and accrued expenses	(10,640)
Rents collected in advance	(1,436)
Security deposits	(4,849)
Net assets acquired	1,204,936
Acquired net working capital	(1,596)
Assumed mortgage notes	167,548
Gross purchase price	$ 1,370,888